FINANCIAL INSTRUMENTS - NARRATIVE (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Derivative [Line Items]
Cash collateral posted at end of period	$ 1,700
Cross Currency Interest Rate Swap
Derivative [Line Items]
Notional amount	53,100
Interest Rate Swap
Derivative [Line Items]
Notional amount	$ 1,346,917	$ 1,131,700